Income Taxes (Significant Components Of Deferred Tax Assets And Liabilities) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Allowance for credit losses	¥ 759,199	¥ 887,531
Operating loss carryforwards	186,800	259,183
Loans	9,031	2,785
Accrued liabilities and other	461,323	438,045
Premises and equipment, including sale-and-leaseback transactions	112,185	126,905
Derivative financial instruments	67,752	67,312
Investment securities (including trading account assets at fair value under fair value option)		209,673
Accrued severance indemnities and pension plans	206,329	169,349
Valuation allowance	(644,701)	(728,347)
Total deferred tax assets	1,157,918	1,432,436
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	37,876
Intangible assets	123,027	164,291
Lease transactions	48,124	51,239
Other	39,509	50,418
Total deferred tax liabilities	248,536	265,948
Net deferred tax assets	¥ 909,382	¥ 1,166,488